Pro Forma Summary of Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Pro forma net revenues	$ 7,309,901	$ 6,983,641
Pro forma net income attributable to DaVita Inc.	520,625	471,635
Pro forma income from continuing operations attributable to DaVita Inc.	$ 524,379	$ 471,354
Pro forma basic net income per share attributable to DaVita Inc.	$ 5.50	$ 4.65
Pro forma diluted net income per share attributable to DaVita Inc.	$ 5.39	$ 4.58